Acquisition of Rockcliff Metals Corporation (Narrative) (Details) - Rockcliff Metals Corporation [Member] $ in Millions	3 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 14, 2023 Share
Disclosure of asset acquisitions [line items]
Acquisition related costs | $	$ 0.5
Hudbay common shares [Member]
Disclosure of asset acquisitions [line items]
Purchase consideration paid in equity instruments		2,675,324
Hudbay warrants [Member]
Disclosure of asset acquisitions [line items]
Purchase consideration paid in equity instruments		517,460